Debt, cash and cash equivalents and lease liabilities - Summary of Net Debt by Type Valuation of Redemption (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Interest rate and currency derivatives used to manage debt	€ 187	€ (56)	€ 119
Total debt	19,218	20,250	22,631		€ 24,568
Cash and cash equivalents	(12,736)	(10,098)	(13,915)	[1],[2]	€ (9,427)	[1]
Interest rate and currency derivatives used to manage cash and cash equivalents	(45)	(169)	74
Net debt	6,437	9,983	8,790
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	18,861	19,946	21,978
Other bank borrowings	286	184	296
Finance lease liabilities		0	0
Other borrowings	6	40	2
Bank credit balances	168	189	285
Interest rate and currency derivatives used to manage debt	(48)	(45)	142
Total debt	19,273	20,314	22,703
Cash and cash equivalents	(12,736)	(10,098)	(13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(45)	(169)	74
Net debt	6,492	10,047	8,862
Value on redemption | Less than 1 year
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	3,817	2,828	2,280
Other bank borrowings	187	163	200
Finance lease liabilities		0	0
Other borrowings	6	3	2
Bank credit balances	168	189	285
Interest rate and currency derivatives used to manage debt	(48)	(45)	85
Total debt	4,130	3,138	2,852
Cash and cash equivalents	(12,736)	(10,098)	(13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(45)	(169)	68
Net debt	(8,651)	(7,129)	(10,995)
Value on redemption | 1 to 2 years
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	600	3,629	2,700
Other bank borrowings	61	18	73
Finance lease liabilities		0	0
Other borrowings	0	0	0
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	57
Total debt	661	3,647	2,830
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	6
Net debt	661	3,647	2,836
Value on redemption | 2 to 3 years
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	2,600	600	3,569
Other bank borrowings	0	2	6
Finance lease liabilities		0	0
Other borrowings	0	0	0
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	0
Total debt	2,600	602	3,575
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	0
Net debt	2,600	602	3,575
Value on redemption | 3 to 4 years
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	4,160	1,750	600
Other bank borrowings	0	1	2
Finance lease liabilities		0	0
Other borrowings	0	0	0
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	0
Total debt	4,160	1,751	602
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	0
Net debt	4,160	1,751	602
Value on redemption | 4 to 5 years
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	0	4,160	1,750
Other bank borrowings	0	0	6
Finance lease liabilities		0	0
Other borrowings	0	0	0
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	0
Total debt	0	4,160	1,756
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	0
Net debt	0	4,160	1,756
Value on redemption | More than 5 years
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	7,684	6,979	11,079
Other bank borrowings	38	0	9
Finance lease liabilities		0	0
Other borrowings	0	37	0
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	0
Total debt	7,722	7,016	11,088
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	0
Net debt	7,722	7,016	11,088
Value on redemption | Non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	6
Net debt	15,143	17,176	19,857
Value on redemption | Current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents	(12,736)	(10,098)	(13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(45)	(169)	68
Net debt	(8,651)	(7,129)	(10,995)
Value on redemption | Non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	15,044	17,118	19,698
Other bank borrowings	99	21	96
Other borrowings	0	37	0
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	57
Total debt	15,143	17,176	19,851
Value on redemption | Current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	3,817	2,828	2,280
Other bank borrowings	187	163	200
Other borrowings	6	3	2
Bank credit balances	168	189	285
Interest rate and currency derivatives used to manage debt	(48)	(45)	85
Total debt	€ 4,130	€ 3,138	€ 2,852

[1]	(j) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.